Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2011 UCI International, Inc. [Member]	Jan. 26, 2011 UCI International, Inc. [Member]	Jul. 29, 2011 UCI (Shanghai) Trading Company Limited [Member]
Business Acquisition [Line Items]
Percentage of acquisition of outstanding stock										100.00%
Acquisition cost										$ 375,000,000	$ 1,500,000
Contingent consideration payable		0
Equity contribution			38,000	320,000,000	38,000	320,000,000
Merger and acquisition related costs	5,170,000			11,331,000		11,331,000		5,170,000	16,500,000
Debt issuance costs related to the acquisition financing									22,500,000
Debt commitment fees				5,945,000		5,945,000			5,900,000
Stock-based compensation expense relating to equity incentive awards	15,082,000							15,082,000	15,100,000
Fees and expenses related to early extinguishment of debt	(24,153,000)						(24,153,000)	(24,153,000)	24,200,000
Cost of goods sold						$ 16,376,000			$ 16,400,000